Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
State			$ (1)	$ (1)
Total current			(1)	(1)
Deferred:
Federal			(16,377)	(4,142)
State			(3,948)	(1,144)
Change in valuation allowance			20,325	5,286
Total deferred			0
Total provision for income taxes	$ 0	$ 0	$ (1)	$ (1)